UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                    ------------

                       Phoenix Institutional Mutual Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                     Date of reporting period: June 30, 2004
                                              ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                         SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                         [GRAPHIC OMITTED] JUNE 30, 2004





                         Phoenix Institutional Bond Fund

                         Adviser: Phoenix Investment Counsel, Inc.


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               COMMITTED TO INVESTOR SUCCESS (SM)

      ---------------------------------------------------------------------
       Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
      ---------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services firms continued to respond to regulatory attention that was paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny. Your Fund's Board of Trustees recognized the seriousness of these issues. As a result, it took action to expand its review of policies and procedures to insure compliance with applicable rules and regulations. Moving forward, the Board will continue to take steps to comply with new legislative proposals and to assimilate evolving best practices identified by leading industry groups such as the Investment Company Institute 1.
      I hope that you'll take time to review the activities and performance information included in this Phoenix Institutional Bond Fund semiannual report. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.5% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.
      All of these indicators point to the fact that now is an opportune time for you to review your investments with your financial advisor to be sure that your portfolio is best positioned to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification 2. Your investment in Phoenix Institutional Bond Fund may help you in this effort.
      To learn more about your investments and investing, visit PhoenixInvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds


JULY 1, 2004


1 THE INVESTMENT COMPANY INSTITUTE (ICI) IS THE NATIONAL ASSOCIATION OF THE
  U.S. INVESTMENT COMPANY INDUSTRY. ICI REPRESENTS ITS MEMBERS AND THEIR SHAREHOLDERS ON ISSUES OF LEGISLATION, REGULATION, TAXATION, PUBLIC INFORMATION, ECONOMIC AND POLICY RESEARCH, BUSINESS OPERATIONS, AND STATISTICS.

2 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO
  GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Fund's Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

PHOENIX INSTITUTIONAL BOND FUND


                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
U.S. GOVERNMENT SECURITIES--9.4%

U.S. TREASURY NOTES--9.4%
U.S. Treasury Note 2.50%, 5/31/06 ........    Aaa      $3,000     $ 2,989,923
U.S. Treasury Note 3.125%, 4/15/09 .......    Aaa       6,410       6,227,969
U.S. Treasury Note 4%, 6/15/09 ...........    Aaa       4,000       4,034,220
U.S. Treasury Note 4.75%, 5/15/14 ........    Aaa       2,000       2,020,860
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,354,210)                                      15,272,972
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--23.4%

Fannie Mae 5.50%, '17-'33 ................    Aaa       8,940       8,948,351
Fannie Mae 5%, '18-'33 ...................    Aaa       7,377       7,257,033
Fannie Mae 4.50%, 9/1/18 .................    Aaa       1,405       1,375,337
Fannie Mae 4.50%, 11/1/18 ................    Aaa       1,513       1,483,114
Fannie Mae 6%, '29-'33 ...................    Aaa       6,586       6,740,827
Fannie Mae 7.50%, 10/1/30 ................    Aaa          22          23,851
Fannie Mae 7%, 11/1/30 ...................    Aaa         164         173,983
Fannie Mae 6.50%, 10/1/31 ................    Aaa         890         928,332
Fannie Mae 4.50%, 9/1/33 .................    Aaa         743         696,308
Fannie Mae TBA 5.50%, 7/25/34 (j) ........    Aaa       1,580       1,572,841
Freddie Mac 5.50%, 8/1/18 ................    Aaa         358         366,880
Freddie Mac 5.50%, 8/1/18 ................    Aaa         370         379,114
Freddie Mac 5.50%, 8/1/18 ................    Aaa         749         766,660
Freddie Mac 4.50%, 10/1/18 ...............    Aaa       1,555       1,522,952
Freddie Mac 6.65%, 6/15/23 ...............    Aaa         774         786,418
GNMA 6.114%, 11/16/21 ....................    Aaa       1,250       1,327,966
GNMA 7%, 7/15/29 .........................    Aaa         142         151,333
GNMA 7%, 8/15/29 .........................    Aaa         285         303,103
GNMA 6.50%, '31-'32 ......................    Aaa       1,640       1,717,476
GNMA 5%, 9/15/33 .........................    Aaa       1,450       1,409,111
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,037,739)                                      37,930,990
-----------------------------------------------------------------------------

MUNICIPAL BONDS--10.5%

ARIZONA--0.3%
Scottsdale Preservation Authority Excise
Tax Revenue 5%, 7/1/13 ...................    Aaa         390         420,845

CALIFORNIA--1.4%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19 ..    Aaa       1,395       1,503,029


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
Fresno County Pension Obligation
Unrefunded Balance Revenue Taxable
6.21%, 8/15/06 ...........................    Aaa      $  510     $   541,895

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 .........    Aaa          96         107,046

Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09 .........    Aaa          49          54,906
                                                                  -----------
                                                                    2,206,876
                                                                  -----------
COLORADO--0.3%
Denver City and County School District
No. 1 Taxable 6.76%, 12/15/07 ............    Aaa         400         438,796

CONNECTICUT--1.5%
Mashantucket Western Pequot Tribe Revenue
Special Taxable Series A 6.91%, 9/1/12 ...    Aaa       1,500       1,644,825

Mashantucket Western Pequot Tribe Revenue
Special Taxable Series A 144A 6.57%,
9/1/13(b) ................................    Aaa         715         780,394
                                                                  -----------
                                                                    2,425,219
                                                                  -----------
FLORIDA--1.7%
Florida State Board of Education General
Obligation Series B 5.375%, 1/1/11 .......    Aa          680         748,000

Tampa Solid Waste System Revenue Taxable
Series A 4.35%, 10/1/08 ..................    Aaa         930         974,612

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d) ........    Aaa         210         224,404

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d) ........    Aaa         825         887,741
                                                                  -----------
                                                                    2,834,757
                                                                  -----------
GEORGIA--0.6%
Fulton County Development Authority
Revenue Goergia Tech Funding Series A 5%,
11/1/31 ..................................    Aa          985         972,126

ILLINOIS--0.8%
Chicago General Obligation Taxable
Series D 4.34%, 1/1/10 ...................    Aaa         500         489,020

Kane, Cook & Du Page Counties School
District No. 46 General Obligation
Taxable Series D 5%, 1/1/10 ..............    Aaa         400         403,816


2                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
Metropolitan Pier & Exposition Authority
McCormick Place Expansion Revenue Series A
5%, 12/15/28 .............................    Aaa      $  340     $   333,911
                                                                  -----------
                                                                    1,226,747
                                                                  -----------
MASSACHUSETTS--0.6%
Massachusetts State General Obligation
Series C 5.50%, 11/1/13 ..................    Aaa         910       1,013,376

MICHIGAN--0.2%
Detroit General Obligation Taxable 4.97%,
5/1/13 ...................................    Aaa         300         293,694

NEW JERSEY--0.1%
NJ Sports & Exposition Authority State
Contract Revenue Taxable Series A 6.75%,
3/1/11 ...................................    Aaa         150         165,224

NEW YORK--1.1%
Metropolitian Transportation Authority
Service Contract Revenue Series A 5%,
7/1/30 ...................................    Aaa       1,510       1,486,489

University of Rochester Revenue Taxable
5.40%, 7/1/18 ............................    Aaa         380         375,592
                                                                  -----------
                                                                    1,862,081
                                                                  -----------
PENNSYLVANIA--0.6%
Philadelphia Authority For Industrial
Development Pension Funding Revenue
Taxable Series A 5.79%, 4/15/09 ..........    Aaa         250         265,795

Pittsburgh Pension General Obligation
Taxable Series B 6.35%, 3/1/13 ...........    Aaa         600         635,958
                                                                  -----------
                                                                      901,753
                                                                  -----------
SOUTH DAKOTA--0.2%
South Dakota Educational Enhancemment
Funding Corp. Revenue Taxable Series A
6.72%, 6/1/25 ............................    Baa         325         299,520

TEXAS--0.3%
Frisco Independent School District General
Obligation 5.125%, 8/15/30 ...............    Aaa         560         557,273

WASHINGTON--0.4%
Washington State General Obligation
Series C 5.50%, 7/1/13 ...................    Aaa         660         734,342


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
WISCONSIN--0.4%
Wisconsin State General Obligation
Series 1 5.50%, 11/1/13 ..................    Aaa      $  575     $   640,797
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $16,908,332)                                      16,993,426
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%

Chase Manhattan Auto Owner Trust 03-C,
A4 2.94%, 6/15/10 ........................    Aaa         625         614,056

Green Tree Financial Corp. 97-4, M1 7.22%,
2/15/29 ..................................    B         1,250         873,438

Litigation Settlement Monetized Fee Trust
02-5A, A 144A 6%, 10/25/32(b) ............    Baa       1,282       1,205,069

Onyx Acceptance Grantor Trust 04-A, A4
2.94%, 12/15/10 ..........................    Aaa         375         364,825

SLM Student Loan Trust 03-4, A5D 4.02%,
3/15/33 ..................................    Aaa       1,485       1,438,520
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,623,297)                                        4,495,908
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--21.4%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp. 6.125%,
1/15/14 ..................................    Ba          240         230,400

Raytheon Co. 4.85%, 1/15/11 ..............    Baa         315         312,638
                                                                  -----------
                                                                      543,038
                                                                  -----------
AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 ..................................    Ba          325         355,469

AIRLINES--0.2%
American Airlines, Inc. Series 01-1,
6.977%, 5/23/21 ..........................    Ba          437         388,953

AUTO PARTS & EQUIPMENT--0.2%
ArvinMeritor, Inc. 8.75%, 3/1/12 .........    Ba          340         370,600

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. 6.50%,
11/15/13 .................................    A           300         307,572

General Motors Corp. 7.125%, 7/15/13 .....    Baa         155         159,193
                                                                  -----------
                                                                      466,765
                                                                  -----------


                        See Notes to Financial Statements                   3

Phoenix Institutional Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
BREWERS--0.4%
Coors Brewing Co. 6.375%, 5/15/12 ........    Baa      $  290     $   310,651
Miller Brewing Co. 144A 5.50%, 8/15/13(b)     Baa         310         311,082
                                                                  -----------
                                                                      621,733
                                                                  -----------
BROADCASTING & CABLE TV--1.2%
Clear Channel Communications, Inc. 5.75%,
1/15/13 ..................................    Baa         310         311,715

Comcast Cable Communications, Inc. 6.75%,
1/30/11 ..................................    Baa         425         458,610

Comcast Corp. 5.85%, 1/15/10 .............    Baa         425         443,474
Cox Communications, Inc. 7.75%, 11/1/10 ..    Baa         285         323,068
Echostar DBS Corp. 6.375%, 10/1/11 .......    Ba          405         400,950
                                                                  -----------
                                                                    1,937,817
                                                                  -----------
CASINOS & GAMING--1.3%
Argosy Gaming Co. 144A 7%, 1/15/14(b) ....    B           170         166,600

Caesars Entertainment, Inc. 8.125%,
5/15/11 ..................................    Ba          165         175,931

GTECH Holdings Corp. 4.75%, 10/15/10 .....    Baa         230         225,259
Harrah's Operating Co., Inc. 7.50%,
1/15/09 ..................................    Baa         690         755,862
MGM Mirage 8.50%, 9/15/10 ................    Ba          335         363,475

Mohegan Tribal Gaming Authority 6.375%,
7/15/09 ..................................    Ba          320         322,400

Station Casinos, Inc. 6.50%, 2/1/14 ......    B           110         106,425
                                                                  -----------
                                                                    2,115,952
                                                                  -----------
COMMODITY CHEMICALS--0.1%
Equistar Chemicals LP/Equistar Funding
Corp. 10.625%, 5/1/11 ....................    B           140         156,100

COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10 ..........    Baa         280         315,240

CONSUMER FINANCE--2.1%
Capital One Bank 6.50%, 6/13/13 ..........    Baa         285         294,354
Ford Motor Credit Co. 7.25%,
10/25/11(g) ..............................    A           705         736,225
Ford Motor Credit Co. 7%, 10/1/13 ........    A           435         439,118
General Electric Capital Corp. 6%,
6/15/12 ..................................    Aaa         695         733,425

General Motors Acceptance Corp. 6.875%,
9/15/11 ..................................    A           685         702,328

Household Finance Corp. 6.75%, 5/15/11 ...    A           350         382,481
Household Finance Corp. 6.375%, 11/27/12 .    A           145         153,741
                                                                  -----------
                                                                    3,441,672
                                                                  -----------


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
DEPARTMENT STORES--0.1%
Penney (J.C.) Co., Inc. 9%, 8/1/12 .......    Ba       $  165     $   195,525

DIVERSIFIED COMMERCIAL SERVICES--0.7%
Cendant Corp. 6.25%, 3/15/10 .............    Baa         290         308,538

International Lease Finance Corp. 4.375%,
11/1/09 ..................................    A           700         687,915

United Rentals North America, Inc. 7.75%,
11/15/13 .................................    B           155         147,250
                                                                  -----------
                                                                    1,143,703
                                                                  -----------
DIVERSIFIED METALS & MINING--0.2%
Phelps Dodge Corp. 8.75%, 6/1/11 .........    Baa         245         290,957

ELECTRIC UTILITIES--1.2%
Centerpoint Energy, Inc. Series B 6.85%,
6/1/15 ...................................    Ba          285         290,186

Oncor Electric Delivery Co. 6.375%,
1/15/15 ..................................    Baa         400         421,240
Pacific Gas & Electric Co. 4.80%,
3/1/14 ...................................    Baa         310         293,737

PPL Capital Funding Trust I 144A 4.33%,
3/1/09(b) ................................    Baa         500         483,999

Public Service Co. of New Mexico 4.40%,
9/15/08 ..................................    Baa         200         199,383

Public Service Co. of Colorado Series 15
5.50%, 4/1/14 ............................    A           315         317,641
                                                                  -----------
                                                                    2,006,186
                                                                  -----------
ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10 ......    Baa         430         444,749

ENVIRONMENTAL SERVICES--0.2%
Allied Waste North America Series B 9.25%,
9/1/12 ...................................    Ba          345         388,125

FOREST PRODUCTS--0.1%
Weyerhaeuser Co. 6.75%, 3/15/12 ..........    Baa         145         157,028

GAS UTILITIES--0.1%
Suburban Propane Partners LP/Suburban
Energy Finance Corp. 6.875%, 12/15/13 ....    B           125         121,485

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 8.125%, 9/1/08 ...    Ba          100         108,250

HEALTH CARE FACILITIES--0.4%
HCA, Inc. 6.30%, 10/1/12 .................    Ba          170         170,357
Manor Care, Inc. 8%, 3/1/08 ..............    Ba          375         416,719
                                                                  -----------
                                                                      587,076
                                                                  -----------

4                       See Notes to Financial Statements

Phoenix Institutional Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
HEALTH CARE SERVICES--0.1%
Genesis HealthCare Corp. 144A 8%,
10/15/13(b) ..............................    B        $  170     $   174,250

HOMEBUILDING--0.4%
Horton (D.R.), Inc. 5%, 1/15/09 ..........    Ba          190         187,387

K. Hovnanian Enterprises, Inc. 7.75%,
5/15/13 ..................................    Ba          215         215,538

WCI Communities, Inc. 9.125%, 5/1/12 .....    Ba          230         249,550
                                                                  -----------
                                                                      652,475
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.3%
Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 ...................................    Ba          400         445,000

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
AT&T Wireless Services, Inc. 8.125%,
5/1/12 ...................................    Baa         495         572,295

Sprint Capital Corp. 8.375%, 3/15/12 .....    Baa         675         775,797

Verizon Global Funding Corp. 4.375%,
6/1/13 ...................................    A           615         564,460
                                                                  -----------
                                                                    1,912,552
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.2%
Bear Stearns Cos., Inc. (The) 3.25%,
3/25/09 ..................................    A           330         312,099

Credit Suisse First Boston USA, Inc.
5.125%, 1/15/14 ..........................    Aa          615         594,335

Goldman Sachs Group, Inc. 4.75%,
7/15/13 ..................................    Aa          720         676,370

Lehman Brothers Holdings, Inc. 4.80%,
3/13/14 ..................................    A           425         397,356
                                                                  -----------
                                                                    1,980,160
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.3%
Unisys Corp. 6.875%, 3/15/10 .............    Ba          395         408,825

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14 .....    AA(c)       320         306,450

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc. 8.125%,
2/15/12 ..................................    Ba          175         192,500

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 .........    Baa         330         356,596

MULTI-UTILITIES & UNREGULATED POWER--0.2%
AES Corp. (The) 144A 8.75%, 5/15/13(b) ...    B           140         150,675


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
Reliant Energy, Inc. 9.25%, 7/15/10 ......    B        $  170     $   182,325
                                                                  -----------
                                                                      333,000
                                                                  -----------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 7.125%, 6/15/10 ..............    B           375         384,375

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 144A 1.92%, 1/26/07(b)(d)     Baa         335         334,676

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Forest Oil Corp. 8%, 12/15/11 ............    Ba          170         183,175

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.8%
Pacific Energy Partners LP/Pacific Energy
Finance Corp. 144A 7.125%, 6/15/14(b) ....    Ba          340         346,800

Tesoro Petroleum Corp. 8%, 4/15/08 .......    Ba          190         204,250
Valero Energy Corp. 3.50%, 4/1/09 ........    Baa         330         313,341
Williams Cos., Inc. 8.125%, 3/15/12 ......    B           360         386,100
                                                                  -----------
                                                                    1,250,491
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
American Honda Finance Corp. 144A
4.50%, 5/26/09(b) ........................    A           825         825,506

Principal Life Income Funding Trust 3.20%,
4/1/09 ...................................    Aa          445         424,154

TIAA Global Markets 144A 2.75%,
1/13/06(b) ...............................    Aaa       1,035       1,033,842

TIAA Global Markets 144A 4.125%,
11/15/07(b) ..............................    Aaa         415         419,684
                                                                  -----------
                                                                    2,703,186
                                                                  -----------
PACKAGED FOODS & MEATS--0.6%
ConAgra Foods, Inc. 6.75%, 9/15/11 .......    Baa         285         312,273
Del Monte Corp. 8.625%, 12/15/12 .........    B           355         384,288
General Mills, Inc. 6%, 2/15/12 ..........    Baa         295         308,902
                                                                  -----------
                                                                    1,005,463
                                                                  -----------
PAPER PACKAGING--0.1%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ...    B           150         156,750

PAPER PRODUCTS--0.2%
Georgia-Pacific Corp. 7.375%, 7/15/08 ....    Ba          220         235,400

PROPERTY & CASUALTY INSURANCE--0.3%
HSB Capital I Series B 2.05%, 7/15/27(d) .    AA(c)       550         546,107

PUBLISHING & PRINTING--0.2%
Dex Media West LLC/Dex Media Finance Co.
Series B 9.875%, 8/15/13 .................    Caa         225         248,062


                        See Notes to Financial Statements                   5

Phoenix Institutional Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
RAILROADS--0.2%
CSX Corp. 5.30%, 2/15/14 .................    Baa      $  350     $   339,227

REGIONAL BANKS--0.6%
BB&T Corp. 5.20%, 12/23/15 ...............    A           590         568,344
PNC Funding Corp. 5.25%, 11/15/15 ........    A           350         337,219

Popular North America, Inc. 3.875%,
10/1/08 ..................................    A            95          93,004
                                                                  -----------
                                                                      998,567
                                                                  -----------
REITS--0.7%
Health Care REIT, Inc. 6%, 11/15/13 ......    Baa         280         275,749
HRPT Properties Trust 5.75%, 2/15/14 .....    Baa         635         621,666
iStar Financial, Inc. 144A 5.70%,
3/1/14(b) ................................    Ba          245         231,191
                                                                  -----------
                                                                    1,128,606
                                                                  -----------
RESTAURANTS--0.2%
Yum! Brands, Inc. 7.70%, 7/1/12 ..........    Baa         340         389,236

SPECIALTY CHEMICALS--0.2%
Huntsman Advanced Materials LLC 144A
11%, 7/15/10(b) ..........................    B           235         266,138

SPECIALTY STORES--0.8%
AutoNation, Inc. 9%, 8/1/08 ..............    Ba          340         385,900
AutoZone, Inc. 5.50%, 11/15/15 ...........    Baa         330         316,000
Office Depot, Inc. 6.25%, 8/15/13 ........    Baa         355         365,648
Toys "R" Us, Inc. 7.875%, 4/15/13 ........    Baa         155         156,356
                                                                  -----------
                                                                    1,223,904
                                                                  -----------
THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%, 4/1/14 ...    Baa         400         364,813
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $34,351,411)                                      34,676,407
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--19.0%

Ameriquest Finance Net Interest Margin
Trust 04-RN4, A 4.60%, 7/25/34 ...........    BBB+(c)   1,000         999,239

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 144A 7.75%,
12/27/32(b) ..............................    Baa         185         183,639

Bear Stearns Structured Products, Inc.
03-2, A P.O. 144A 0%, 6/25/29(b)(j) ......    Baa         673         622,620

Bear Stearns Structured Products, Inc.
04-5, A P.O. 144A 0%, 2/25/34(b) .........    Baa         820         747,406


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
Bear Stearns Structured Products, Inc.
04-6 P.O. 0%, 2/25/34 ....................    Baa      $  750     $   690,469

Bear Stearns Structured Products, Inc.
04-QA1N 144A 5.50%, 4/27/34(b) ...........    Baa         495         491,656

Commercial Mortgage Lease-Backed
Certificates 01-CMLB, C 7.885%,
6/20/31(d) ...............................    A(c)      1,170       1,260,584

Commercial Resecuritization Trust 01-ABC2,
A1 144A 7.17%, 2/21/13(b) ................    Aaa         760         800,969

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 .................    Aaa       1,042       1,070,033

Deutsche Mortgage Securities, Inc. 04-1,
3A3 3.69%, 12/25/33 ......................    Aaa       1,395       1,361,869

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 ................    AAA(c)    1,470       1,455,759

GMAC Mortgage Corp. Loan Trust 02-J6, A17
6.25%, 10/25/32 ..........................    Aaa       1,440       1,454,284

Greenwich Capital Commercial Funding Corp.
03-FL1, M 2.819%, 7/5/18(d) ..............    BBB-(c)     865         829,386

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36 ...............    Aaa         800         800,625

Home Equity Asset Trust 03-8N, A 5%,
5/27/34 ..................................    A-(c)       379         377,927

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33(g) ...............................    AAA(c)    1,700       1,820,255

LB-UBS Commercial Mortgage Trust 04-C4,
A2 4.567%, 6/15/29(d) ....................    Aaa       1,525       1,534,531

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 .................................    Aaa       1,670       1,870,246

Lehman Brothers Floating Rate Commercial
Mortgage Trust 02-LLFA, L 144A 2.611%,
6/14/17(b)(d) ............................    BBB-(c)     700         699,075

Nationslink Funding Corp. 99-2, A2C
7.229%, 6/20/31 ..........................    AAA(c)    1,250       1,378,020

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33(g) .......................    Aaa       1,845       2,077,151

Sharp SP I LLC Net Interest Margin Trust
03-0P1N, NA 144A 4.45%, 12/25/33(b) ......    BBB(c)      547         546,627

6                       See Notes to Financial Statements

Phoenix Institutional Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
Sharp SP I LLC Net Interest Margin Trust
04-1N, 7.50%, 12/25/33 ...................    Baa      $  529     $   529,287

Sharp SP I LLC Net Interest Margin Trust
04-3N, 144A 7.25%, 5/25/34(b) ............    Baa         846         844,815

Starwood Commercial Mortgage Trust
99-C1A, A1 6.60%, 2/3/14 .................    Aaa       1,143       1,216,722

Structured Asset Securities Corp. 03-AI1,
A 144A 3.357%, 4/25/31(b) ................    Aaa       1,036         957,356

Structured Asset Securities Corp. Net
Interest Margin Trust 03-18XS, A 144A
7.50%, 5/28/33(b) ........................    A           649         647,031

Structured Asset Securities Corp. Net
Interest Margin Trust 03-36XS 144A 7.50%,
11/25/33(b) ..............................    A           464         462,851

Structured Asset Securities Corp. Net
Interest Margin Trust 03-BC1, A 144A 9%,
5/27/33(b) ...............................    BBB-(c)     176         175,492

Structured Asset Securities Corp. Net
Interest Margin Trust 04-4XS, A 144A 6%,
2/28/34(b) ...............................    A+(c)       702         685,150

Vanderbilt Mortgage Finance 02-C,
A4 6.57%, 8/7/24 .........................    Aaa         730         723,683

Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.412%, 7/15/41(d (j) .........    AAA(c)    1,520       1,504,979
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,595,748)                                      30,819,736
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.5%

BRAZIL--0.1%
Federative Republic of Brazil 7.309%,
6/29/09(d) ...............................    B            80          80,300

CHILE--0.3%
Republic of Chile 1.57%, 1/28/08(d) ......    Baa         470         474,700

MEXICO--0.8%
United Mexican States 8.375%, 1/14/11 ....    Baa       1,135       1,282,550

PANAMA--0.9%
Republic of Panama 8.25%, 4/22/08 ........    Ba          460         499,100
Republic of Panama 9.375%, 1/16/23 .......    Ba          875         896,875
                                                                  -----------
                                                                    1,395,975
                                                                  -----------
PHILIPPINES--0.2%
Republic of Philippines 8.25%, 1/15/14 ...    Ba          410         390,013


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
SOUTH AFRICA--0.2%
Republic of South Africa 6.50%, 6/2/14 ...    Baa      $  380     $   383,800

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,091,194)                                        4,007,338
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(i)--6.2%

AUSTRALIA--0.2%
United Energy Distribution Holdings
Property Ltd. 144A 5.45%, 4/15/16(b) .....    Aaa         395         391,683

BERMUDA--0.5%
Oil Insurance Ltd. 144A 5.15%,
8/15/33(b)(d) ............................    A           725         726,049

BRAZIL--0.5%
Petrobras International Finance Co. 9.75%,
7/6/11 ...................................    Baa         155         168,175

Petrobras International Finance Co.
9.125%, 7/2/13 ...........................    Ba          670         682,562
                                                                  -----------
                                                                      850,737
                                                                  -----------
CANADA--0.7%
Bombardier, Inc. 144A 6.30%, 5/1/14(b) ...    Baa         180         152,883

CHC Helicopter Corp. 144A 7.375%,
5/1/14(b) ................................    B           155         153,062

Inco Ltd. 5.70%, 10/15/15 ................    Baa         280         272,490

Norske Skog Canada Ltd. 144A 7.375%,
3/1/14(b) ................................    Ba          180         175,050

Thomson Corp. (The) 5.25%, 8/15/13 .......    A           415         412,398
                                                                  -----------
                                                                    1,165,883
                                                                  -----------
FRANCE--0.4%
France Telecom 8.75%, 3/1/11 .............    Baa         570         660,528

GERMANY--0.2%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(d) ........................    Baa         250         292,139

HONG KONG--0.4%
Hutchison Whampoa International Ltd. 144A
6.25%, 1/24/14(b) ........................    A           620         601,073

IRELAND--0.3%
JSG Funding plc 9.625%, 10/1/12 ..........    B           380         418,000

JAPAN--0.2%
Mizuho Finance Group Cayman Ltd. 144A
5.79%, 4/15/14(b) ........................    Baa         400         393,195

                        See Notes to Financial Statements                   7

Phoenix Institutional Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------    -----------
KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 8.50%,
4/16/13(b) ...............................    Baa      $  750     $   742,500

LUXEMBOURG--0.2%
Lighthouse International Co. SA 144A 8%,
4/30/14(b) ...............................    B           250(h)      293,516

MEXICO--0.4%
Pemex Finance Ltd. 9.03%, 2/15/11 ........    Baa         595         692,277

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 ..    A           370         369,355

NORWAY--0.4%
Norske Skogindustrier ASA 144A 6.125%,
10/15/15(b) ..............................    Baa         640         631,133

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
144A 3.437%, 9/15/09(b) ..................    Baa         400         390,800

SOUTH KOREA--0.1%
Korea Development Bank 5.75%, 9/10/13 ....    A           105         104,495

UNITED STATES--0.8%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ...............................    BBB(c)    1,015         928,282

Tyco International Group SA 6%, 11/15/13 .    Baa         295         303,264
                                                                  -----------
                                                                    1,231,546
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,038,195)                                       9,954,909
-----------------------------------------------------------------------------


                                                       SHARES        VALUE
                                                       ------     -----------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(e)(f) ...............              1,955     $     3,910
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,910
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.2%
(IDENTIFIED COST $154,078,661)                                    154,155,596
-----------------------------------------------------------------------------


                                           STANDARD      PAR
                                           & POOR'S     VALUE
                                           RATING       (000)
                                           --------    -------
SHORT-TERM OBLIGATIONS--7.2%

COMMERCIAL PAPER--7.2%
ABSC Capital Corp. 1.21%, 7/1/04 .........    A-1      $1,795       1,795,000
Clipper Receivables Co. LLC 1.50%,
7/1/04 ...................................    A-1       2,960       2,960,000
Deluxe Corp. 1.30%, 7/2/04 ...............    A-2       1,570       1,569,943
Target Corp. 1.30%, 7/7/04 ...............    A-1       3,000       2,999,350

General Electric Capital Corp. 1.30%,
7/13/04 ..................................    A-1+      2,350       2,348,982
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $11,673,275)                                      11,673,275
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.4%
(IDENTIFIED COST $165,751,936)                                    165,828,871(a)
Other assets and liabilities, net--(2.4)%                          (3,864,974)
                                                                 ------------
NET ASSETS--100.0%                                               $161,963,897
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,309,294 and gross depreciation of $2,181,356 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $165,700,933.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to a value of $20,173,819 or 12.5% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2004, these securities amounted to a value of $3,910 or 0% of net assets.
(g) All or a portion segregated as collateral for a delayed delivery transaction.
(h) Par value represents Euro.
(i) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(j) Delayed delivery security.

8                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $165,751,936)                               $165,828,871
Cash                                                                  29,137
Receivables
   Interest                                                        1,523,991
   Investment securities sold                                      1,476,220
   Fund shares sold                                                  322,044
Prepaid expenses                                                         116
                                                                ------------
     Total assets                                                169,180,379
                                                                ------------

LIABILITIES
Payables
   Investment securities purchased                                 7,101,262
   Investment advisory fee                                            38,535
   Financial agent fee                                                11,211
   Trustees' fee                                                      10,673
   Transfer agent fee                                                  6,334
   Service fee                                                         3,247
Accrued expenses                                                      45,220
                                                                ------------
     Total liabilities                                             7,216,482
                                                                ------------
NET ASSETS                                                      $161,963,897
                                                                ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $168,367,839
Distribution in excess of net investment income                      (13,304)
Accumulated net realized loss                                     (6,467,618)
Net unrealized appreciation                                           76,980
                                                                ------------
NET ASSETS                                                      $161,963,897
                                                                ============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $145,570,588)               4,715,680
Net asset value and offering price per share                           $30.87

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,393,309)                  531,110
Net asset value and offering price per share                          $30.87


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $  4,325,458
                                                                ------------
     Total investment income                                       4,325,458
                                                                ------------
EXPENSES
Investment advisory fee                                              350,055
Service fees, Class Y                                                 19,860
Financial agent fee                                                   65,431
Professional                                                          22,109
Custodian                                                             20,480
Trustees                                                              19,664
Transfer agent                                                        19,265
Registration                                                          18,508
Printing                                                               9,637
Miscellaneous                                                         17,402
                                                                ------------
     Total expenses                                                  562,411
     Less expenses borne by investment adviser                      (112,292)
     Custodian fees paid indirectly                                   (2,415)
                                                                ------------
     Net expenses                                                    447,704
                                                                ------------
NET INVESTMENT INCOME                                              3,877,754
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   1,450,412
Net realized gain on foreign currency transactions                     5,237
Net change in unrealized appreciation (depreciation) on
   investments                                                    (4,730,488)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translation                      45
                                                                ------------
NET LOSS ON INVESTMENTS                                           (3,274,794)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    602,960
                                                                ============





                        See Notes to Financial Statements                   9

Phoenix Institutional Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   6/30/04             Year Ended
                                                                                                 (Unaudited)            12/31/03
                                                                                                 ------------         ------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $  3,877,754         $  8,198,016
   Net realized gain (loss)                                                                         1,455,649            1,337,987
   Net change in unrealized appreciation (depreciation)                                            (4,730,443)            (154,525)
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        602,960            9,381,478
                                                                                                 ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                  (3,544,850)          (7,767,435)
   Net investment income, Class Y                                                                    (388,882)            (495,205)
                                                                                                 ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (3,933,732)          (8,262,640)
                                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (231,685 and 58,032 shares, respectively)                          7,162,055            1,866,961
   Net asset value of shares issued from reinvestment of distributions
     (104,394 and 217,565 shares, respectively)                                                     3,206,970            6,921,160
   Cost of shares repurchased (44,628 and 499,296 shares, respectively)                            (1,427,041)         (15,889,870)
                                                                                                 ------------         ------------
Total                                                                                               8,941,984           (7,101,749)
                                                                                                 ------------         ------------
CLASS Y
   Proceeds from sales of shares (176,615 and 272,660 shares, respectively)                         5,626,541            8,638,861
   Net asset value of shares issued from reinvestment of distributions
     (12,659 and 15,611 shares, respectively)                                                         388,882              495,205
   Cost of shares repurchased (101,409 and 27,051 shares, respectively)                            (3,218,420)            (851,722)
                                                                                                 ------------         ------------
Total                                                                                               2,797,003            8,282,344
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       11,738,987            1,180,595
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            8,408,215            2,299,433

NET ASSETS
   Beginning of period                                                                            153,555,682          151,256,249
                                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($13,304) AND $42,674,
     RESPECTIVELY]                                                                               $161,963,897         $153,555,682
                                                                                                 ============         ============

10                      See Notes to Financial Statements

Phoenix Institutional Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS X
                                               SIX MONTHS     ----------------------------------------------------------------------
                                                 ENDED                                 YEAR ENDED DECEMBER 31
                                                6/30/04       ----------------------------------------------------------------------
                                              (UNAUDITED)          2003           2002         2001 (5)         2000          1999
Net asset value, beginning of period            $31.55            $31.32         $30.84         $30.53         $29.88        $31.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.79 (3)          1.73 (3)       2.04 (3)       2.22 (3)       2.28 (3)      2.01
   Net realized and unrealized gain (loss)       (0.67)             0.26           0.47           0.34           0.63         (1.57)
                                                ------            ------         ------         ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.12              1.99           2.51           2.56           2.91          0.44
                                                ------            ------         ------         ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.80)            (1.76)         (2.03)         (2.25)         (2.23)        (2.03)
   Return of capital                                --                --             --             --          (0.03)           --
                                                ------            ------         ------         ------         ------        ------
     TOTAL DISTRIBUTIONS                         (0.80)            (1.76)         (2.03)         (2.25)         (2.26)        (2.03)
                                                ------            ------         ------         ------         ------        ------
Change in net asset value                        (0.68)             0.23           0.48           0.31           0.65         (1.59)
                                                ------            ------         ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD                  $30.87            $31.55         $31.32         $30.84         $30.53        $29.88
                                                ======            ======         ======         ======         ======        ======
Total return                                      0.39% (7)         6.37%          8.30%          8.53%         10.04%         1.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $145,571          $139,574       $145,555       $129,800       $120,376      $100,044
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(1)                          0.55% (4)(6)      0.55% (4)      0.55% (4)      0.55% (4)      0.55%         0.55%
   Net investment income                          5.01% (6)         5.44%          6.49%          7.02%          7.53%         6.54%
Portfolio turnover                                  43% (7)          104%           107%            99%            87%          142%

                                                                                               CLASS Y
                                               SIX MONTHS     ----------------------------------------------------------------------
                                                 ENDED                                 YEAR ENDED DECEMBER 31
                                                6/30/04       ----------------------------------------------------------------------
                                              (UNAUDITED)          2003           2002         2001 (5)         2000          1999
Net asset value, beginning of period            $31.54            $31.32         $30.84         $30.54         $29.89        $31.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.75 (3)          1.63 (3)       1.97 (3)       2.14 (3)       2.20 (3)      1.96
   Net realized and unrealized gain (loss)       (0.66)             0.27           0.46           0.33           0.63         (1.59)
                                                ------            ------         ------         ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.09              1.90           2.43           2.47           2.83          0.37
                                                ------            ------         ------         ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.76)            (1.68)         (1.95)         (2.17)         (2.15)        (1.95)
   Return of capital                             --                   --             --             --          (0.03)           --
                                                ------            ------         ------         ------         ------        ------
     TOTAL DISTRIBUTIONS                         (0.76)            (1.68)         (1.95)         (2.17)         (2.18)        (1.95)
                                                ------            ------         ------         ------         ------        ------
Change in net asset value                        (0.67)             0.22           0.48           0.30           0.65         (1.58)
                                                ------            ------         ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD                  $30.87            $31.54         $31.32         $30.84         $30.54        $29.89
                                                ======            ======         ======         ======         ======        ======
Total return                                      0.30% (7)         6.10%          8.02%          8.24%          9.75%         1.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $16,393           $13,982         $5,702         $7,623         $6,278        $6,884
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                          0.80% (4)(6)      0.80% (4)      0.80% (4)      0.80% (4)      0.80%         0.80%
   Net investment income                          4.77% (6)         5.13%          6.26%          6.77%          7.28%         6.29%
Portfolio turnover                                  43% (7)          104%           107%            99%            87%          142%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69%, 0.69%, 0.69%, 0.69%, 0.74% and 0.74% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.95%, 0.95%, 0.94%, 0.94%, 0.99% and 0.99% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(3) Computed using average shares outstanding.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the period ended December 31, 2001, was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 6.95% to 7.02% and from 6.71% to 6.77% for class X and class Y, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements                     11

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


1. ORGANIZATION

   Phoenix Institutional Mutual Funds (the "Trust"), formerly Phoenix Duff & Phelps Institutional Mutual Funds, is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently one Fund is offered for sale. The Institutional Bond Fund (the "Fund"), formerly Phoenix Duff & Phelps Institutional Managed Bond Portfolio, is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk.

   The Trust offers Class X and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2004 the total value of these securities represented approximately 6.2% of net assets.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis begin earning interest on the settlement date.


G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee at an annual rate of 0.45% for the first $1 billion and, 0.40% for average daily net assets over $ 1 billion.

   The Adviser has voluntarily agreed to assume total operating expenses of the Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until April 30, 2005, to the extent that such expenses exceed the following percentages of average annual net assets:

                   Class X       Class Y
                   -------       -------

                    0.55%         0.80%

   The Adviser will not seek to recapture any prior years waived investment advisory fees.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX serves as the national distributor of the Fund's shares. The Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. PEPCO has advised the Fund of the following information: $0 was retained by the Distributor and $12,753 was paid to unaffiliated participants for the period ended June 30, 2004 and $7,156 was paid to W.S. Griffith Securities, Inc., for the period ended May 31, 2004.

   W.S. Griffith Securities, Inc. was sold on May 31, 2004 to Linsco/Private Ledger, an independent broker/dealer, and is no longer a subsidiary of PNX.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended June 30, 2004, the Trust paid PEPCO financial agent fees totaling $65,431.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2004, transfer agent fees were $19,265 as reported in the Statement of Operations, of which PEPCO retained $0.

   At June 30, 2004, PNX and affiliates and the retirement plans of PNX and affiliates held 378,579 Class A shares of the Fund with a value of $11,686,734.


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) for the period ended June 30, 2004, aggregated $46,271,527 and $45,296,470, respectively.

   Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2004, aggregated $32,530,021 and $19,691,870, respectively.


5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED) (CONTINUED)


payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


6. OTHER

   As of June 30, 2004, the Fund had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PNX as follows.

                                                  Number of        % of Shares
                                                Shareholders       Outstanding
                                                ------------       -----------
Institutional Bond Fund ....................         3                 42.6%


7. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                               Expiration Year
       ---------------------------------------------------------------
          2007        2008      2009      2010      2011       Total
       ----------  ----------  -------  --------  --------  ----------
       $5,360,348  $2,194,743   $ --      $ --    $364,396  $7,919,487

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on the investments prior to the expiration of the capital loss carryover.


8. PROXY VOTING PROCEDURES

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT (UNAUDITED)



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                         INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY                           DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since          35          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC     1996.                             Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                 Josiah Macy, Jr., Foundation (1975-present), Pace University
  New York, NY 10178                                              (1978-present), New York Housing Partnership Development Corp.
  DOB: 8/2/29                                                     (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science
                                                                  Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                  (1989-present). Chairman, Metropolitan Transportation Authority
                                                                  (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                  Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                  Insurance Company (1974-2002), Centennial Insurance Company
                                                                  (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                  Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                  Accuhealth (1994-2002), The Harlem Youth Development Foundation
                                                                  (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since          35          Currently retired.
  The Flat, Elmore Court        1996.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since          28          Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902      1996.                             Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since          25          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.     1996.                             2001. Chairman (1995-2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                    (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                           Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since          35          Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of         2001.                             (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                                                         INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND            LENGTH OF       OVERSEEN BY                           DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since          35          Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                1996.                             (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since          25          Managing Director, Northway Management Company (1998-present).
  Northway Management Company   1996.                             Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since          25          Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street               1996.                             Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                            The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                    Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
     NAME,  ADDRESS,                            PORTFOLIOS IN
      DATE OF BIRTH                             FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH          LENGTH OF       OVERSEEN BY                           DURING PAST 5 YEARS AND
          TRUST                 TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche          Served since          30          Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC      2002.                             (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                          (2001-present) and Phoenix Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin         Served since          71          Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                1996.                             Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                  Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman and President                                         Vice Chairman (1995-1997) and Chief Executive Officer
                                                                  (1995-2002), Phoenix Investment Partners, Ltd. Director and
                                                                  Executive Vice President, The Phoenix Companies, Inc.
                                                                  (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                  Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                                  (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                  Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                                  Equity Planning Corporation. Chairman and President,
                                                                  Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                                  President (April 2002-September 2002), Phoenix Investment
                                                                  Management Company. Director and Executive Vice President,
                                                                  Phoenix Life and Annuity Company (1996-2002). Director
                                                                  (1995-2000) and Executive Vice President (1994-2002), PHL
                                                                  Variable Insurance Company. Director, Phoenix National Trust
                                                                  Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                  President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                  Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                  (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates               Served since          30          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.    1996.                             Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                       Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                               Director, Investors Financial Service Corporation (1995-present),
   50 Congress Street                                             Investors Bank & Trust Corporation (1995-present), Plymouth
   Suite 1000                                                     Rubber Co. (1995-present), Stifel Financial (1996-present),
   Boston, MA 02109                                               Connecticut River Bank (1998-present), New Hampshire Charitable
   DOB: 5/31/46                                                   Foundation (2001-present), Trust Co. of New Hampshire
                                                                  (2002-present). Director and Treasurer, Endowment for Health,
                                                                  Inc. (2000-present). Chairman, Emerson Investment Management,
                                                                  Inc. (2000-present), Vice Chairman, Massachusetts Housing
                                                                  Partnership (1998-1999). Director, Blue Cross and Blue Shield of
                                                                  New Hampshire (1994-1999), AIB Govett Funds (1991-2000), Command
                                                                  Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                                  (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
      NAME, ADDRESS              TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH                TIME SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman            Senior Vice President           Vice President, Chief Administrative Officer (2004-present),
  DOB: 7/27/62                  since May 2004.                 Senior Vice President, Chief Administrative Officer, Private
                                                                Client Group (1999-2004), Phoenix Investment Partners, Ltd. Senior
                                                                Vice President, Phoenix Fund Complex (May 2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss              Treasurer since 1996.           Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                 (1996-2000), Assistant Treasurer (2001-2003), Vice President,
                                                                Operations (2003-present), Phoenix Equity Planning Corporation.
                                                                Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth              Chief Legal Officer since       Vice President and Insurance and Investment Products Counsel
  One American Row              2003; Secretary since 2002.     (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                            Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                 Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                Inc. Secretary (2002-present), Chief Legal Officer
                                                                (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                              INVESTMENT ADVISER
E. Virgil Conway                                      Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                   56 Prospect Street
Francis E. Jeffries                                   Hartford, Connecticut 06115-0480
Leroy Keith, Jr.
Marilyn E. LaMarche                                   PRINCIPAL UNDERWRITER
Philip R. McLoughlin                                  Phoenix Equity Planning Corporation
Geraldine M. McNamara                                 56 Prospect Street
Everett L. Morris                                     Hartford, Connecticut 06115-0480
James M. Oates
Richard E. Segerson                                   CUSTODIAN
Lowell P. Weicker, Jr.                                JP Morgan Chase Bank
                                                      1 Chase Manhattan Plaza
OFFICERS                                              Floor 3B
Philip R. McLoughlin, Chairman and President          New York, New York 10081
Francis G. Waltman, Senior Vice President
Richard J. Wirth, Secretary and Chief Legal Officer   TRANSFER AGENT
Nancy G. Curtiss, Treasurer                           Phoenix Equity Planning Corporation
                                                      56 Prospect Street
-------------------------------------------------     Hartford, Connecticut 06115-0480
 IMPORTANT LETTER TO SHAREHOLDERS
 The Securities and Exchange Commission has           HOW TO CONTACT US
 modified mailing regulations for semiannual and      Mutual Fund Services         1-800-814-1897 (option 3)
 annual shareholder fund reports to allow mutual      Web site                      PHOENIXINVESTMENTS.COM
 fund companies to send a single copy of these
 reports to shareholders who share the same
 mailing address. If you would like additional
 copies, please call Mutual Fund Services at
 1-800-243-1574.
-------------------------------------------------

                 (This page has been left blank intentionally.)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.

               A member of The Phoenix Companies, Inc.



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP 091 (8/04)



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).



(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix Institutional Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date     September 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date     September 2, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date     September 2, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.